Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES
17.LEASES
The following table summarizes changes in the Company’s lease obligation related to the Company’s office lease.

Lease Obligations
As at April 1, 2023	$583
Addition	998
Interest accrual	22
Interest received or paid	(22)
Lease repayment	(262)
Foreign exchange impact	(4)
As at March 31, 2024	$1,315
Addition	283
Interest accrual	125
Interest received or paid	(125)
Lease repayment	(271)
Foreign exchange impact	4
As at March 31. 2025	$1,331
Less: current portion	278
Non-current portion	$1,053
The following table presents a reconciliation of the Company’s undiscounted cash flows to their present value for its lease obligation as at March 31, 2025:

Lease Obligations
Within 1 year	$364
Between 2 to 5 years	$1,270
Over 5 years	57
Total undiscounted amount	1,691
Less future interest	(360)
Total discounted amount	$1,331
Less: current portion	278
Non-current portion	$1,053
The lease obligations were discounted at discount rates ranging from 7.0% to 15.6% as at March 31, 2025 (March 31, 2024 - 9.2%).